Provision (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Federal Income Tax	$ 362,144	$ 503,075	$ 507,648
Foreign Income Tax	112,861	75,859	55,376
State and Local Income Tax	186,851	255,421	156,735
Current Income Tax Expense (Benefit), Total	661,856	834,355	719,759
Federal Income Tax	(94,732)	(312,961)	373,223
Foreign Income Tax	(7,020)	(3,048)	(2,654)
State and Local Income Tax	(46,643)	(45,466)	94,073
Deferred Income Tax Expense (Benefit), Total	(148,395)	(361,475)	464,642
Provision for Taxes	$ 513,461	$ 472,880	$ 1,184,401